Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
(in Dollars)	$ 70,577,435	$ 19,321,045	$ 22,347,811
Number of Vessels Under Construction	12	4
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds (in Dollars)	228,616,400
undefined (in Dollars)	$ 50,396,200	$ 61,632,129
LPG Carriers Contracted in 2012 from Seller [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction	4
LPG Carriers Contracted in 2013 from Seller [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction	5
LPG Carriers Contracted in 2013 from Ship-Builder [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction	6